Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.0%
		Argentina: 0.5%
61,617		Arcos Dorados Holdings, Inc.	$304,388	0.1
35,390	(1),(2)	Cresud SACIF y A ADR	170,580	0.0
30,400	(1),(2)	IRSA Inversiones y Representaciones SA ADR	127,376	0.0
1,579	(1)	IRSA Propiedades Comerciales SA ADR	14,511	0.0
1,170	(2)	MercadoLibre, Inc.	2,082,027	0.4
			2,698,882	0.5

		Brazil: 4.6%
316,905	(2)	B2W Cia Digital	4,698,493	0.9
56,495		B3 SA - Brasil Bolsa Balcao	618,292	0.1
185,416		Banco Bradesco SA ADR	841,789	0.2
104,271	(1)	Banco Santander Brasil S.A. ADR	752,837	0.1
52,816		BB Seguridade Participacoes SA	267,198	0.0
215,652	(1),(2)	BRF SA ADR	847,512	0.2
22,817		Cia Brasileira de Distribuicao	314,227	0.1
26,451		Cia de Saneamento Basico do Estado de Sao Paulo	197,389	0.0
31,034		Cosan SA	428,296	0.1
90,212		Equatorial Energia SA	371,308	0.1
310,000		Fleury SA	1,488,412	0.3
296,157		Itau Unibanco Holding SA ADR	1,545,940	0.3
656,400		JSL SA	1,134,910	0.2
43,937		Klabin SA	225,651	0.0
98,600	(3)	Locaweb Servicos de Internet SA	1,857,783	0.3
450,000		Movida Participacoes SA	1,550,334	0.3
77,222		Petroleo Brasileiro SA ADR	776,081	0.1
17,400	(3)	Rede D'Or Sao Luiz SA	207,665	0.0
363,361	(2)	Rumo SA	1,340,173	0.3
73,277	(1)	Telefonica Brasil SA-VIV ADR	605,268	0.1
35,956		Telefonica Brasil SA-VIVT3	296,709	0.1
353,042		TIM SA/Brazil	860,118	0.2
50,200		Ultrapar Participacoes SA	199,097	0.0
17,400		Vale SA	280,173	0.1
60,769		Vale SA ADR ADR	981,419	0.2
138,000	(2)	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	783,145	0.1
61,804	(2)	Vasta Platform Ltd.	888,742	0.2
			24,358,961	4.6

		Chile: 0.4%
1,603,555		Enel Americas SA	241,163	0.1
2,585,947	(2)	Enel Chile SA	187,222	0.0
29,057		Sociedad Quimica y Minera de Chile SA ADR	1,480,163	0.3
			1,908,548	0.4

		China: 32.0%
45,600	(2)	Alibaba Group Holding Ltd.	1,454,908	0.3
93,583	(2)	Alibaba Group Holding Ltd. BABA ADR	23,754,173	4.5
742,000	(2)	Alibaba Health Information Technology Ltd.	2,313,241	0.4
972,750	(3)	A-Living Smart City Services Co. Ltd - H Shares	4,224,757	0.8
57,000		Anhui Conch Cement Co., Ltd. - H Shares	336,746	0.1
302,000		AviChina Industry & Technology Co. Ltd. - H Shares	225,787	0.0
17,474	(2)	Baidu, Inc. ADR	4,106,739	0.8
25,800	(2)	Baozun, Inc. ADR	1,057,542	0.2
3,613	(2)	BeiGene Ltd. ADR	1,156,160	0.2
55,500		Beijing Enterprises Holdings Ltd.	181,419	0.0
1,751,000	(3)	CGN Power Co. Ltd. - H Shares	376,628	0.1
432,000		China Communications Services Corp., Ltd. - H Shares	192,779	0.0
670,500		China Conch Venture Holdings Ltd.	3,188,057	0.6
2,277,000		China Education Group Holdings Ltd.	4,777,561	0.9
133,000		China Lesso Group Holdings Ltd.	220,643	0.0
170,000		China Medical System Holdings Ltd.	243,567	0.0
51,000		China Mengniu Dairy Co., Ltd.	303,295	0.1
238,000		China National Building Material Co., Ltd. - H Shares	283,652	0.1
175,000		China Overseas Land & Investment Ltd.	397,525	0.1
1,063,650		China Petroleum & Chemical Corp. - H Shares	503,726	0.1
395,000		China Railway Group Ltd. - H Shares	179,308	0.0
50,000		China Resources Beer Holdings Co Ltd.	440,841	0.1
322,000		China Resources Cement Holdings Ltd. - H Shares	354,946	0.1
76,000		China Resources Gas Group Ltd.	378,565	0.1
70,000		China Resources Land Ltd.	277,000	0.1
272,000		China Resources Power Holdings Co.	286,989	0.1
127,500		China Shenhua Energy Co., Ltd. - H Shares	235,516	0.0

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
378,500	(2)	COSCO Shipping Holdings Co., Ltd. - H Shares	$383,108	0.1
39,000		Country Garden Services Holdings Co. Ltd. - H Shares	316,978	0.1
322,800		CSPC Pharmaceutical Group Ltd.	328,158	0.1
70,500		ENN Energy Holdings Ltd.	1,087,281	0.2
1,742,000		Fu Shou Yuan International Group Ltd.	1,657,264	0.3
29,400	(2)	GDS Holdings Ltd. ADR	3,044,664	0.6
308,000		Great Wall Motor Co. Ltd. - H Shares	960,250	0.2
218,000		Guangdong Investment Ltd.	381,820	0.1
44,500		Hengan International Group Co., Ltd.	318,265	0.1
188,000		Hopson Development Holdings Ltd.	479,780	0.1
84,983		Hundsun Technologies, Inc. - A Shares	1,272,642	0.2
79,900	(2)	HUYA, Inc. ADR	2,068,611	0.4
21,904	(1),(2)	iQIYI, Inc. ADR	478,602	0.1
94,755	(2)	JD.com, Inc. ADR	8,403,821	1.6
100,500		Kingboard Holdings Ltd.	409,541	0.1
84,000		Kingdee International Software Group Co., Ltd.	336,485	0.1
1,200,000		Kunlun Energy Co. Ltd.	1,022,716	0.2
29,000		Kweichow Moutai Co. Ltd. - A Shares (Shanghai)	9,477,563	1.8
122,000		KWG Group Holdings Ltd.	161,644	0.0
61,144	(2)	KWG Living Group Holdings Ltd.	64,431	0.0
104,500		Li Ning Co. Ltd.	651,015	0.1
46,000	(3)	Longfor Group Holdings Ltd.	259,048	0.0
118,800	(2)	Meituan Class B	5,477,797	1.0
12,950		NetEase, Inc. ADR	1,489,121	0.3
16,039	(2)	New Oriental Education & Technology Group, Inc. ADR	2,686,532	0.5
195,000		Nine Dragons Paper Holdings Ltd.	300,399	0.1
67,600	(2)	OneConnect Financial Technology Co. Ltd. ADR	1,387,152	0.2
1,594,000		PetroChina Co., Ltd. - H Shares	480,719	0.1
246,000		PICC Property & Casualty Co., Ltd. - H Shares	178,697	0.0
648,881		Ping An Bank Co. Ltd. - A Shares	2,313,675	0.4
93,000	(2),(3)	Ping An Healthcare and Technology Co. Ltd.	1,150,653	0.2
388,500		Ping An Insurance Group Co. of China Ltd. - H Shares	4,575,670	0.9
209,000		Qingdao TGOOD Electric Co. Ltd. - A Shares	1,171,319	0.2
112,000		Shandong Weigao Group Medical Polymer Co., Ltd. - H Shares	209,168	0.0
164,800		Shenzhen International Holdings Ltd.	271,479	0.1
22,000		Shenzhou International Group Holdings Ltd.	429,033	0.1
53,500		Shimao Group Holdings Ltd.	154,687	0.0
164,500		Sino Biopharmaceutical Ltd.	152,715	0.0
86,400		Sinopharm Group Co. - H Shares	211,736	0.0
42,923	(2)	Sohu.com Ltd. ADR	770,468	0.1
7,201	(2)	TAL Education Group ADR	553,613	0.1
352,100		Tencent Holdings Ltd.	31,373,275	5.9
80,150	(2)	Tencent Music Entertainment Group ADR	2,131,990	0.4
374,000		Tingyi Cayman Islands Holding Corp.	743,154	0.1
900,000	(3)	Topsports International Holdings Ltd.	1,458,417	0.3
23,604	(2)	Trip.com Group Ltd. ADR	751,315	0.1
226,000		Tsingtao Brewery Co., Ltd. - H Shares	2,179,477	0.4
930,600		Uni-President China Holdings Ltd.	1,124,959	0.2
21,847	(2)	Weibo Corp. ADR	995,786	0.2
250,612		Weichai Power Co. Ltd. - H Shares	739,140	0.1
285,900		Wuliangye Yibin Co. Ltd. - A Shares	12,842,165	2.4
256,500	(2),(3)	Wuxi Biologics Cayman, Inc.	3,591,494	0.7
36,150		Yum China Holdings, Inc.	2,050,067	0.4
40,500		Zhongsheng Group Holdings Ltd.	237,184	0.0
266,000		Zijin Mining Group Co., Ltd. - H Shares	293,628	0.1
19,159		ZTO Express Cayman, Inc. ADR	633,780	0.1
			170,126,221	32.0

		Egypt: 0.9%
4,203,268	(2)	Cleopatra Hospital	1,289,609	0.2
526,863		Commercial International Bank Egypt SAE	2,112,902	0.4
291,680	(2)	Fawry for Banking & Payment Technology Services SAE	770,139	0.2
1,070,345		Juhayna Food Industries	477,601	0.1
			4,650,251	0.9

		Georgia: 0.3%
98,572	(2)	Bank of Georgia Group PLC	1,546,187	0.3

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: 0.9%
30,500	(2),(3)	Delivery Hero SE	$4,632,485	0.9

		Greece: 0.0%
12,322		Hellenic Telecommunications Organization SA	179,108	0.0

		Hungary: 0.4%
35,500	(2)	OTP Bank Nyrt	1,618,650	0.3
23,631		Richter Gedeon Nyrt	665,673	0.1
			2,284,323	0.4

		India: 8.9%
79,967		Ambuja Cements Ltd.	266,252	0.1
9,963		Asian Paints Ltd.	328,266	0.1
73,647		Aurobindo Pharma Ltd.	910,698	0.2
8,311		Bajaj Auto Ltd.	455,806	0.1
10,723		Balkrishna Industries Ltd.	232,640	0.0
288,924	(2),(3)	Bandhan Bank Ltd.	1,221,993	0.2
2,355		Bayer CropScience Ltd./India	173,419	0.0
4,900		Britannia Industries Ltd.	234,616	0.0
468,000		Cholamandalam Investment and Finance Co. Ltd.	2,544,636	0.5
57,958		Cipla Ltd.	655,028	0.1
153,609		Coal India Ltd.	264,050	0.0
25,685		Coromandel International Ltd.	297,096	0.1
27,049		Dabur India Ltd.	190,446	0.0
7,055		Divis Laboratories Ltd.	324,985	0.1
10,986		Dr Reddys Laboratories Ltd.	688,304	0.1
8,627		Eicher Motors Ltd.	323,730	0.1
182,703		GAIL India Ltd.	312,566	0.1
21,077		Grasim Industries Ltd.	304,158	0.1
44,194		Gujarat Gas Ltd.	223,727	0.0
60,101		HCL Technologies Ltd.	750,827	0.1
295,500	(2)	HDFC Bank Ltd.	5,639,199	1.1
55,700	(2)	HDFC Bank Ltd. ADR ADR	4,015,970	0.7
9,213		Hero Motocorp Ltd.	410,273	0.1
66,261		Hindalco Industries Ltd.	203,921	0.0
10,594		Hindustan Unilever Ltd.	327,991	0.1
7,170		Housing Development Finance Corp.	233,146	0.0
58,369		Indraprastha Gas Ltd.	411,289	0.1
5,059		Info Edge India Ltd.	302,118	0.1
88,379		Infosys Ltd.	1,497,555	0.3
10,451		Ipca Laboratories Ltd.	264,625	0.0
69,516		ITC Ltd.	193,251	0.0
1,235,206	(2),(3)	Lemon Tree Hotels Ltd.	697,746	0.1
37,249		Marico Ltd.	211,927	0.0
2,504		Maruti Suzuki India Ltd.	246,812	0.0
17,716		Mphasis Ltd.	370,853	0.1
1,319		Nestle India Ltd.	307,915	0.1
139,670		NMDC Ltd.	200,521	0.0
174,473		NTPC Ltd.	212,163	0.0
114,000	(2)	Oberoi Realty Ltd.	821,173	0.2
58,312		Petronet LNG Ltd.	189,135	0.0
125,465	(2)	Phoenix Mills Ltd.	1,286,019	0.2
9,940		PI Industries Ltd.	274,971	0.1
182,152		Power Grid Corp. of India Ltd.	459,694	0.1
586,744		Reliance Industries Ltd.	14,765,942	2.8
7,667		Reliance Industries Ltd. PP	101,311	0.0
48,424		Sun Pharmaceutical Industries Ltd.	388,030	0.1
7,164		Tata Consultancy Services Ltd.	304,805	0.1
66,727		Tata Consumer Products Ltd.	510,687	0.1
33,378		Tata Steel Ltd.	272,785	0.1
47,427		Tech Mahindra Ltd.	622,662	0.1
42,588		UPL Ltd.	326,985	0.1
101,089		Wipro Ltd.	578,975	0.1
56,966		Zee Entertainment Enterprises Ltd.	171,102	0.0
			47,524,794	8.9

		Indonesia: 1.0%
1,816,000		Astra International Tbk PT	786,926	0.2
10,730,000		Bank BTPN Syariah Tbk PT	2,593,021	0.5
2,004,700		Bank Rakyat Indonesia	594,327	0.1
470,800		Indofood Sukses Makmur Tbk PT	202,610	0.0
3,334,000		Sarana Menara Nusantara Tbk PT	227,571	0.0
1,778,100		Telkom Indonesia Persero Tbk PT	392,996	0.1
196,400		United Tractors Tbk PT	318,889	0.1
			5,116,340	1.0

		Kazakhstan: 0.2%
17,400	(2)	Kaspi.KZ JSC GDR	1,085,398	0.2

		Kenya: 0.3%
4,145,000		Safaricom PLC	1,346,489	0.3

		Kuwait: 0.4%
76,455	(2)	Humansoft Holding Co. KSC	916,299	0.2
79,563		Mabanee Co. KPSC	185,507	0.0
345,530		Mobile Telecommunications Co. KSCP	722,898	0.1
99,126		National Bank of Kuwait SAKP	285,789	0.1
			2,110,493	0.4

		Malaysia: 0.6%
252,300		Axiata Group Bhd	207,304	0.0
461,600		Dialog Group BHD	345,986	0.1
209,600		Digi.Com BHD	196,089	0.0
74,400		Hartalega Holdings Bhd	236,093	0.0
103,500		MISC Bhd	152,258	0.0
193,500		Petronas Chemicals Group Bhd	319,902	0.1
59,500		Petronas Dagangan BHD	284,235	0.0
78,500		Petronas Gas BHD	310,857	0.1
65,400		PPB Group Bhd	298,797	0.1
647,100		Sime Darby Bhd	350,964	0.1
233,500		Tenaga Nasional BHD	556,343	0.1

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Malaysia: (continued)
475,587	(2)	UEM Sunrise Bhd	$43,836	0.0
			3,302,664	0.6

		Mexico: 2.9%
48,880		America Movil SAB de CV-AMX ADR	645,705	0.1
891,367		America Movil SAB de CV-AMXL	593,549	0.1
47,846		Arca Continental SAB de CV	217,792	0.0
266,129		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	1,325,322	0.2
601,360	(2)	Cemex SA de CV	345,579	0.1
113,763	(2)	Cemex SAB de CV ADR	651,862	0.1
19,078		Coca-Cola Femsa SA de CV ADR	830,656	0.2
58,606		Coca-Cola Femsa SAB de CV	255,992	0.0
53,437		Fomento Economico Mexicano SAB de CV	363,911	0.1
5,043		Fomento Economico Mexicano SAB de CV-SP ADR ADR	343,176	0.1
29,401		Gruma SAB de CV	322,710	0.1
205,468		Grupo Bimbo SAB de CV	387,301	0.1
126,721	(2)	Grupo Financiero Banorte	631,163	0.1
241,608		Grupo Mexico SA de CV Series B	1,042,737	0.2
178,461	(2)	Grupo Televisa SAB ADR	1,340,242	0.2
146,057		Orbia Advance Corp. SAB de CV	312,221	0.1
611,331		Qualitas Controladora SAB de CV	3,220,828	0.6
536,000	(2)	Regional SAB de CV	2,201,106	0.4
147,443		Wal-Mart de Mexico SAB de CV	419,837	0.1
			15,451,689	2.9

		Netherlands: 1.6%
73,461		Prosus NV	8,582,500	1.6

		Pakistan: 0.0%
344,766		Fauji Fertilizer Co. Ltd.	237,078	0.0

		Peru: 0.2%
105,150	(2)	Cia de Minas Buenaventura SAA ADR	1,070,427	0.2

		Philippines: 1.1%
2,077,400		Ayala Land, Inc.	1,622,639	0.3
9,468,000		Bloomberry Resorts Corp.	1,564,668	0.3
4,670		Globe Telecom, Inc.	188,271	0.0
873,130		International Container Terminal Services, Inc.	2,149,922	0.4
10,660		PLDT, Inc.	290,820	0.1
			5,816,320	1.1

		Poland: 0.2%
34,200	(2)	InPost SA	821,766	0.2

		Qatar: 0.2%
221,236		Barwa Real Estate Co.	200,542	0.0
205,032		Masraf Al Rayan	247,117	0.0
78,720		Qatar Electricity & Water Co. QSC	384,530	0.1
57,653		Qatar Fuel QSC	295,331	0.1
			1,127,520	0.2

		Russia: 4.2%
677,000	(3)	Detsky Mir PJSC	1,276,573	0.2
137,301		Gazprom PJSC	385,865	0.1
459,329		Gazprom PJSC-ADR ADR	2,567,649	0.5
10,446,808		Inter RAO UES PJSC	719,992	0.1
19,593		Lukoil PJSC	1,392,833	0.3
3,667		Magnit OJSC	237,282	0.0
374,340		Magnitogorsk Iron & Steel Works PJSC	255,068	0.1
18,331	(2)	Mail.ru Group Ltd. GDR	477,543	0.1
3,047		MMC Norilsk Nickel OJSC	980,897	0.2
141,584		Mobile Telesystems OJSC	615,177	0.1
17,475		Novatek PJSC	292,337	0.1
134,780		Novolipetskiy Metallurgicheskiy Kombinat PAO	372,896	0.1
8,190		PhosAgro PJSC	394,397	0.1
1,044		Polyus PJSC	198,658	0.0
453,056		Rosneft Oil Co. PJSC GDR	2,795,787	0.5
149,451	(2)	Rostelecom PJSC	199,174	0.0
287,547		Sberbank PAO ADR	3,942,269	0.8
32,199		Severstal PAO	534,374	0.1
519,647		Surgutneftegas PJSC	229,224	0.0
63,089		Tatneft PJSC	405,427	0.1
62,768	(2)	Yandex NV	3,931,788	0.7
			22,205,210	4.2

		Saudi Arabia: 0.6%
5,253		Abdullah Al Othaim Markets Co.	174,392	0.0
26,157		Advanced Petrochemical Co.	444,931	0.1
14,973		Al Rajhi Bank	290,914	0.1
8,370	(2)	Bupa Arabia for Cooperative Insurance Co.	260,665	0.0
7,721		Jarir Marketing Co.	359,834	0.1
7,492		Mouwasat Medical Services Co.	287,639	0.0
16,633		SABIC Agri-Nutrients Co.	410,774	0.1
7,708		Saudi Basic Industries Corp.	210,486	0.0
9,868		Saudi Telecom Co.	297,333	0.1
3,828		Saudia Dairy & Foodstuff Co.	163,547	0.0
20,747		Yanbu National Petrochemical Co.	353,923	0.1
			3,254,438	0.6

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Singapore: 0.6%
12,155	(2)	Sea Ltd. ADR	$2,634,110	0.5
458,700		Yangzijiang Shipbuilding Holdings Ltd.	338,754	0.1
			2,972,864	0.6

		South Africa: 2.4%
452,000	(2)	Advtech Ltd.	299,739	0.0
28,649	(2)	Aspen Pharmacare Holdings Ltd.	270,451	0.0
27,833		Clicks Group Ltd.	457,289	0.1
27,760		Discovery Ltd.	235,311	0.0
28,119		Exxaro Resources Ltd.	279,304	0.1
29,655		Naspers Ltd.	6,860,071	1.3
246,611		Netcare Ltd.	218,159	0.0
136,634		Rand Merchant Investment Holdings Ltd.	271,693	0.1
44,770		Shoprite Holdings Ltd.	413,778	0.1
28,462		Spar Group Ltd.	365,179	0.1
23,187		Tiger Brands Ltd.	305,471	0.1
1,412,110		Transaction Capital Ltd.	2,236,092	0.4
38,380		Vodacom Group Pty Ltd.	313,072	0.1
			12,525,609	2.4

		South Korea: 11.6%
11,880		Douzone Bizon Co. Ltd.	1,058,386	0.2
1,767		E-Mart, Inc.	258,854	0.1
2,229		Hyundai Mobis Co. Ltd.	631,674	0.1
17,794		Kia Motors Corp.	1,304,090	0.3
11,691	(2)	Korea Electric Power Corp.	238,553	0.0
887		Korea Zinc Co., Ltd.	320,052	0.1
5,816	(2)	KT&G Corp.	416,115	0.1
2,904		Kumho Petrochemical Co. Ltd.	637,907	0.1
2,320		LG Chem Ltd.	1,892,315	0.4
2,963		LG Corp.	262,008	0.1
9,527		LG Electronics, Inc.	1,300,660	0.2
165		LG Household & Health Care Ltd.	229,690	0.0
71,416		LG Uplus Corp.	761,869	0.1
1,526		Lotte Confectionery Co. Ltd.	142,482	0.0
7,018		Lotte Corp.	203,442	0.0
9,618		NAVER Corp.	2,934,752	0.6
2,040		NCSoft Corp.	1,728,391	0.3
5,532		POSCO	1,214,307	0.2
2,144		Samsung Electro-Mechanics Co. Ltd.	389,969	0.1
304		Samsung Electronics Co., Ltd. GDR	558,372	0.1
224,619		Samsung Electronics Co., Ltd. 005930	16,421,227	3.1
10,946		Samsung Life Insurance Co. Ltd.	690,075	0.1
9,200		Samsung SDI Co., Ltd.	6,010,369	1.1
9,621	(2)	Shinhan Financial Group Co., Ltd.	263,851	0.1
977		SK Holdings Co. Ltd.	271,490	0.1
111,873		SK Hynix, Inc.	12,214,355	2.3
22,842		SK Telecom Co., Ltd.	4,981,587	0.9
172,062		SK Telecom Co., Ltd.-ADR ADR	4,157,018	0.8
2,820	(2)	Coway Co. Ltd.	175,135	0.0
			61,668,995	11.6

		Spain: 0.1%
30,698		CIE Automotive SA	806,777	0.1

		Taiwan: 15.6%
41,000		Accton Technology Corp.	393,564	0.1
48,794		Advantech Co. Ltd.	601,687	0.1
237,000		ASE Industrial Holding Co. Ltd.	780,420	0.1
391,000		Asia Cement Corp.	558,059	0.1
231,000		Asustek Computer, Inc.	2,360,495	0.4
51,000		Catcher Technology Co., Ltd.	359,631	0.1
70,408		Chailease Holding Co. Ltd.	389,157	0.1
202,000		Chicony Electronics Co. Ltd.	622,908	0.1
518,000		China Steel Corp.	424,099	0.1
285,500		Chroma ATE, Inc.	1,918,342	0.4
149,000		Chunghwa Telecom Co., Ltd.	575,094	0.1
1,179,000		Compal Electronics, Inc.	901,792	0.2
321,000		CTBC Financial Holding Co. Ltd.	217,464	0.0
156,000		Delta Electronics, Inc.	1,570,228	0.3
255,000		Eternal Chemical Co. Ltd.	302,314	0.1
334,000		Far Eastern New Century Corp.	309,341	0.1
121,000		Far EasTone Telecommunications Co., Ltd.	259,121	0.0
36,000		Feng TAY Enterprise Co., Ltd.	230,409	0.0
974,000	(1),(2),(3)	FIT Hon Teng Ltd.	414,167	0.1
184,000		Formosa Chemicals & Fibre Co.	508,518	0.1
240,000		Formosa Plastics Corp.	745,324	0.1
191,000		Formosa Taffeta Co. Ltd.	198,186	0.0
125,000		Fubon Financial Holding Co., Ltd.	202,963	0.0
705,000		HON HAI Precision Industry Co., Ltd.	2,803,861	0.5
13,000		Hotai Motor Co. Ltd.	261,964	0.0
926,000		Inventec Co., Ltd.	768,841	0.1
2,000		Largan Precision Co. Ltd.	209,341	0.0
390,000		Lite-On Technology Corp.	763,831	0.1
341,000		MediaTek, Inc.	10,650,682	2.0
139,000		Micro-Star International Co., Ltd.	645,398	0.1
11,000		momo.com, Inc.	309,143	0.1
251,000		Nan Ya Plastics Corp.	588,131	0.1
133,000		Novatek Microelectronics Corp., Ltd.	1,865,003	0.4
10,000		Parade Technologies Ltd.	428,772	0.1
867,000		Pegatron Corp.	2,426,081	0.5

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Taiwan: (continued)
141,000		Powertech Technology, Inc.	$488,898	0.1
145,667		Poya International Co. Ltd.	3,009,874	0.6
509,000		Quanta Computer, Inc.	1,464,355	0.3
61,000		Realtek Semiconductor Corp.	981,284	0.2
155,000		Synnex Technology International Corp.	249,792	0.0
549,679		Taiwan Cement Corp.	786,775	0.1
163,000		Taiwan Fertilizer Co., Ltd.	292,383	0.1
92,000		Taiwan Mobile Co., Ltd.	315,888	0.1
1,477,000		Taiwan Semiconductor Manufacturing Co., Ltd.	31,214,023	5.9
2,244		Taiwan Semiconductor Manufacturing Co., Ltd.-ADR ADR	272,691	0.1
255,000		Teco Electric and Machinery Co. Ltd.	244,075	0.0
119,000		Uni-President Enterprises Corp.	288,865	0.1
1,946,000		United Microelectronics Corp.	3,486,773	0.7
93,000		Vanguard International Semiconductor Corp.	369,209	0.1
435,000		Wistron Corp.	484,705	0.1
60,000		Wiwynn Corp.	1,761,888	0.3
307,400		Yuanta Financial Holding Co., Ltd.	217,894	0.0
79,000		Zhen Ding Technology Holding Ltd.	320,452	0.1
			82,814,155	15.6

		Thailand: 0.8%
6,500		Advanced Info Service PCL	37,281	0.0
48,600		Advanced Info Service PCL-F	278,744	0.1
24,600	(2)	Bangkok Dusit Medical Services PCL	17,032	0.0
253,600		Bangkok Dusit Medical Services PCL-BDMS/F	174,963	0.0
28,900	(2),(3)	Central Retail Corp. PCL	29,723	0.0
298,200	(2)	Central Retail Corp. PCL-CRC/F	304,863	0.1
35,000		Charoen Pokphand Foods PCL	31,790	0.0
210,000		Charoen Pokphand Foods PCL-CPF/F	190,740	0.0
16,400	(2)	CP ALL PCL	31,306	0.0
120,200	(2)	CP ALL PCL (Foreign)	229,453	0.0
14,900	(2)	Intouch Holdings PCL	27,908	0.0
154,400		Intouch Holdings PCL-F	288,172	0.1
8,300		PTT Exploration & Production PCL	28,501	0.0
60,900		PTT Exploration & Production PCL-F	209,118	0.0
384,500		PTT PCL (Foreign)	482,372	0.1
37,200	(2)	PTT PCL	46,969	0.0
2,800	(2)	Siam Cement PCL	35,400	0.0
29,300		Siam Cement PCL-F	369,226	0.1
255,636		Srisawad Corp. PCL	569,854	0.1
1,760,000		Thai Beverage PCL	1,089,776	0.2
			4,473,191	0.8

		Turkey: 1.5%
598,585	(2)	Akbank Turk AS	517,977	0.1
85,041		Aselsan Elektronik Sanayi Ve Ticaret AS	201,061	0.0
210,319		AvivaSA Emeklilik ve Hayat AS	556,748	0.1
44,254		BIM Birlesik Magazalar AS	435,517	0.1
319,727		Eregli Demir ve Celik Fabrikalari TAS	624,759	0.1
705,930	(2),(3)	MLP Saglik Hizmetleri AS	2,197,822	0.4
716,810	(2)	Sok Marketler Ticaret AS	1,296,165	0.2
286,082		Tofas Turk Otomobil Fabrikasi AS	1,408,896	0.3
329,083		Turkcell Iletisim Hizmet AS	720,640	0.1
46,754		Turkcell Iletisim Hizmet AS ADR ADR	253,874	0.1
			8,213,459	1.5

		United Kingdom: 0.5%
58,372	(2)	Georgia Capital PLC	402,290	0.1
1,103,000	(2)	Helios Towers PLC	2,402,188	0.4
			2,804,478	0.5

		United States: 0.5%
111,200	(2)	Laureate Education Inc.- Class A	1,446,712	0.3
15,000	(2)	Micron Technology, Inc.	1,174,350	0.2
			2,621,062	0.5

	Total Common Stock
	(Cost $371,028,886)		510,338,682	96.0

PREFERRED STOCK: 1.4%
		Brazil: 0.1%
16,540		Cia Paranaense de Energia	197,522	0.0
278,121		Itausa SA	539,834	0.1
			737,356	0.1

		Russia: 0.3%
927,354		Surgutneftegas	488,940	0.1
380	(2)	Transneft PJSC	718,006	0.1
216		Transneft PJSC (Russia)	408,129	0.1
			1,615,075	0.3

		South Korea: 1.0%
78,599		Samsung Electronics Co., Ltd.	5,126,023	1.0

	Total Preferred Stock
	(Cost $7,561,264)		7,478,454	1.4

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
RIGHTS: –%
	Thailand: –%
4,039	(2) PTT PCL (Foreign)	$–	–

	Total Rights
	(Cost $–)	–	–

	Total Long-Term Investments
	(Cost $378,590,150)	517,817,136	97.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
	Repurchase Agreements: 0.4%
856,235	(4) Citigroup, Inc., Repurchase Agreement dated 01/29/21, 0.06%, due 02/01/21 (Repurchase Amount $856,239, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.375%-8.500%, Market Value plus accrued interest $873,360, due 02/01/23-01/01/59)	856,235	0.2
1,000,000	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 01/29/21, 0.06%, due 02/01/21 (Repurchase Amount $1,000,005, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.625%, Market Value plus accrued interest $1,020,000, due 02/18/21-01/20/51)	1,000,000	0.2

	Total Repurchase Agreements
	(Cost $1,856,235)	1,856,235	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
3,343,877	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $3,343,877)	3,343,877	0.6

	Total Short-Term Investments
	(Cost $5,200,112)	5,200,112	1.0

	Total Investments in Securities (Cost $383,790,262)	$523,017,248	98.4
	Assets in Excess of Other Liabilities	8,302,934	1.6
	Net Assets	$531,320,182	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of January 31, 2021.

Sector Diversification	Percentage of Net Assets
Information Technology	24 .1%
Consumer Discretionary	19 .4
Communication Services	15 .1
Financials	10 .2
Consumer Staples	7 .8
Energy	5 .6
Materials	4 .6
Industrials	4 .1
Health Care	3 .7
Utilities	1 .6
Real Estate	1 .2
Rights	0 .0
Short-Term Investments	1 .0
Assets in Excess of Other Liabilities	1 .6
Net Assets	100 .0%

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2021
Asset Table
Investments, at fair value
Common Stock
Argentina	$2,698,882	$–	$–	$2,698,882
Brazil	24,358,961	–	–	24,358,961
Chile	1,908,548	–	–	1,908,548
China	57,584,567	112,541,654	–	170,126,221
Egypt	2,537,349	2,112,902	–	4,650,251
Georgia	–	1,546,187	–	1,546,187
Germany	–	4,632,485	–	4,632,485
Greece	–	179,108	–	179,108
Hungary	–	2,284,323	–	2,284,323
India	4,015,970	43,508,824	–	47,524,794
Indonesia	–	5,116,340	–	5,116,340
Kazakhstan	–	1,085,398	–	1,085,398
Kenya	–	1,346,489	–	1,346,489
Kuwait	1,387,595	722,898	–	2,110,493
Malaysia	–	3,302,664	–	3,302,664
Mexico	15,451,689	–	–	15,451,689
Netherlands	–	8,582,500	–	8,582,500
Pakistan	237,078	–	–	237,078
Peru	1,070,427	–	–	1,070,427
Philippines	–	5,816,320	–	5,816,320
Poland	821,766	–	–	821,766
Qatar	–	1,127,520	–	1,127,520
Russia	10,441,706	11,763,504	–	22,205,210
Saudi Arabia	647,473	2,606,965	–	3,254,438
Singapore	2,634,110	338,754	–	2,972,864
South Africa	1,645,837	10,879,772	–	12,525,609
South Korea	4,157,018	57,511,977	–	61,668,995
Spain	–	806,777	–	806,777
Taiwan	272,691	82,541,464	–	82,814,155
Thailand	–	4,473,191	–	4,473,191
Turkey	454,935	7,758,524	–	8,213,459
United Kingdom	402,290	2,402,188	–	2,804,478
United States	2,621,062	–	–	2,621,062
Total Common Stock	135,349,954	374,988,728	–	510,338,682
Preferred Stock	737,356	6,741,098	–	7,478,454
Rights	–	–	–	–
Short-Term Investments	3,343,877	1,856,235	–	5,200,112
Total Investments, at fair value	$139,431,187	$383,586,061	$–	$523,017,248
Other Financial Instruments+
Forward Foreign Currency Contracts	–	9,033	–	9,033
Futures	20,291	–	–	20,291
Total Assets	$139,451,478	$383,595,094	$–	$523,046,572

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2021, the following forward foreign currency contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR 4,029,000	USD 267,537	HSBC Bank USA N.A.	02/03/21	$103
ZAR 13,957,216	USD 922,655	The Bank of New York Mellon	02/03/21	$4,504
MXN 3,450,487	USD 168,059	The Bank of New York Mellon	02/03/21	1,232
ZAR 10,819,536	USD 715,533	The Bank of New York Mellon	02/03/21	3,194
				$9,033

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

At January 31, 2021, the following futures contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini MSCI Emerging Markets Index	39	03/19/21	$2,585,895	$20,291
			$2,585,895	$20,291

Currency Abbreviations
MXN	-	Mexican Peso
USD	-	United States Dollar
ZAR	-	South African Rand

At January 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $393,529,045.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$147,646,493
Gross Unrealized Depreciation	(17,952,987)
Net Unrealized Appreciation	$129,693,506